First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Contrarian Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 13.0%
Entertainment 3.5%
Endeavor Group Holdings, Inc., Class A(a)	336,788	8,059,337
Take-Two Interactive Software, Inc.(a)	183,100	21,843,830
Walt Disney Co. (The)(a)	171,035	17,125,734
Total		47,028,901
Interactive Media & Services 7.2%
Alphabet, Inc., Class A(a)	264,510	27,437,622
Alphabet, Inc., Class C(a)	250,547	26,056,888
Match Group, Inc.(a)	152,282	5,846,106
Meta Platforms, Inc., Class A(a)	121,001	25,644,952
Pinterest, Inc., Class A(a)	147,107	4,011,608
ZoomInfo Technologies, Inc.(a)	273,624	6,761,249
Total		95,758,425
Media 0.9%
Comcast Corp., Class A	325,402	12,335,990
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.(a)	124,344	18,009,985
Total Communication Services		173,133,301
Consumer Discretionary 6.9%
Automobiles 1.3%
Tesla, Inc.(a)	80,741	16,750,528
Broadline Retail 3.4%
Amazon.com, Inc.(a)	433,375	44,763,304
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	38,398	10,736,465
Specialty Retail 0.6%
Lowe’s Companies, Inc.	29,833	5,965,705
TJX Companies, Inc. (The)	34,759	2,723,715
Total		8,689,420
Textiles, Apparel & Luxury Goods 0.8%
Tapestry, Inc.	252,216	10,873,032
Total Consumer Discretionary		91,812,749
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.5%
Beverages 0.3%
Monster Beverage Corp.(a)	84,354	4,555,960
Consumer Staples Distribution & Retail 2.4%
Sysco Corp.	182,528	14,096,637
Walmart, Inc.	121,279	17,882,589
Total		31,979,226
Food Products 1.7%
Mondelez International, Inc., Class A	330,295	23,028,167
Household Products 2.5%
Procter & Gamble Co. (The)	222,999	33,157,721
Personal Care Products 0.6%
Coty, Inc., Class A(a)	631,129	7,611,416
Total Consumer Staples		100,332,490
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
Canadian Natural Resources Ltd.	266,095	14,728,358
Chevron Corp.	167,517	27,332,074
EOG Resources, Inc.	84,636	9,701,825
Total		51,762,257
Total Energy		51,762,257
Financials 12.9%
Banks 3.0%
Bank of America Corp.	288,268	8,244,465
JPMorgan Chase & Co.	84,163	10,967,280
Wells Fargo & Co.	571,184	21,350,858
Total		40,562,603
Capital Markets 2.9%
BlackRock, Inc.	12,620	8,444,294
MSCI, Inc.	13,309	7,448,914
S&P Global, Inc.	18,965	6,538,563
State Street Corp.	214,611	16,243,907
Total		38,675,678
Consumer Finance 0.1%
American Express Co.	9,093	1,499,891
2	Columbia Variable Portfolio – Contrarian Core Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 6.0%
Berkshire Hathaway, Inc., Class B(a)	114,727	35,424,256
MasterCard, Inc., Class A	60,626	22,032,095
Visa, Inc., Class A	103,222	23,272,432
Total		80,728,783
Insurance 0.9%
Aon PLC, Class A	36,228	11,422,326
Total Financials		172,889,281
Health Care 14.6%
Biotechnology 3.2%
AbbVie, Inc.	100,443	16,007,601
BioMarin Pharmaceutical, Inc.(a)	75,003	7,293,292
Vertex Pharmaceuticals, Inc.(a)	63,029	19,858,547
Total		43,159,440
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	106,409	10,774,975
Boston Scientific Corp.(a)	298,287	14,923,299
GE HealthCare Technologies, Inc.(a)	106,833	8,763,511
Medtronic PLC	186,084	15,002,092
Total		49,463,877
Health Care Providers & Services 1.4%
Elevance Health, Inc.	40,831	18,774,502
Life Sciences Tools & Services 2.0%
Avantor, Inc.(a)	263,689	5,574,385
IQVIA Holdings, Inc.(a)	35,910	7,142,140
Thermo Fisher Scientific, Inc.	23,060	13,291,092
Total		26,007,617
Pharmaceuticals 4.3%
Eli Lilly & Co.	80,095	27,506,225
Johnson & Johnson	195,601	30,318,155
Total		57,824,380
Total Health Care		195,229,816
Industrials 8.0%
Aerospace & Defense 2.0%
Raytheon Technologies Corp.	270,446	26,484,777
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 2.7%
Uber Technologies, Inc.(a)	500,794	15,875,170
Union Pacific Corp.	100,375	20,201,472
Total		36,076,642
Industrial Conglomerates 1.9%
General Electric Co.	180,605	17,265,838
Honeywell International, Inc.	40,286	7,699,460
Total		24,965,298
Machinery 1.4%
Parker-Hannifin Corp.	55,454	18,638,644
Total Industrials		106,165,361
Information Technology 26.1%
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity Ltd.	108,931	14,286,300
Zebra Technologies Corp., Class A(a)	14,786	4,701,948
Total		18,988,248
IT Services 0.9%
Accenture PLC, Class A	25,724	7,352,176
International Business Machines Corp.	40,557	5,316,617
Total		12,668,793
Semiconductors & Semiconductor Equipment 6.1%
Advanced Micro Devices, Inc.(a)	81,871	8,024,177
Entegris, Inc.	64,302	5,273,407
Lam Research Corp.	29,622	15,703,215
Marvell Technology, Inc.	164,656	7,129,605
Microchip Technology, Inc.	33,560	2,811,657
NVIDIA Corp.	124,829	34,673,751
QUALCOMM, Inc.	57,887	7,385,223
Total		81,001,035
Software 11.4%
Adobe, Inc.(a)	56,920	21,935,261
Intuit, Inc.	53,923	24,040,491
Microsoft Corp.	339,821	97,970,394
Palo Alto Networks, Inc.(a)	40,812	8,151,789
Total		152,097,935

Columbia Variable Portfolio – Contrarian Core Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	511,013	84,266,044
Total Information Technology		349,022,055
Materials 2.9%
Chemicals 2.4%
Corteva, Inc.	108,295	6,531,272
International Flavors & Fragrances, Inc.	151,544	13,935,986
Sherwin-Williams Co. (The)	51,103	11,486,421
Total		31,953,679
Metals & Mining 0.5%
Newmont Corp.	133,991	6,568,239
Total Materials		38,521,918
Real Estate 1.4%
Specialized REITs 1.4%
American Tower Corp.	93,977	19,203,260
Total Real Estate		19,203,260
Utilities 2.1%
Electric Utilities 1.4%
American Electric Power Co., Inc.	200,158	18,212,376
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.7%
Public Service Enterprise Group, Inc.	162,335	10,137,821
Total Utilities		28,350,197
Total Common Stocks (Cost $1,093,647,791)		1,326,422,685

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	10,670,755	10,668,621
Total Money Market Funds (Cost $10,667,315)		10,668,621
Total Investments in Securities (Cost: $1,104,315,106)		1,337,091,306
Other Assets & Liabilities, Net		(1,761,416)
Net Assets		1,335,329,890

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	37,684,790	31,610,077	(58,624,631)	(1,615)	10,668,621	2,842	235,986	10,670,755
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Contrarian Core Fund | First Quarter Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7002_12_B01_(05/23)